Long-term bank loans - New Financing Activities during the year ended December 31, 2023	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term bank loans - New Financing Activities during the year ended December 31, 2023

8.       Long-term bank loans:

New Financing Activities during the year ended December 31, 2023

(i) SEB $30,000 Facility:

On May 25, 2023, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB for a loan amount of up to $30,000 (the “SEB $30,000 Facility”). The facility amount was drawn on May 30, 2023 and was used to replenish the funds used in May 2023 to prepay the outstanding loan amount of $13,125 under the NTT Facility of the vessel Star Aquarius (as discussed below), and the outstanding lease amount of the vessel Star Pisces (Note 7). The SEB $30,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $413 and a balloon payment of $6,750 due in May 2028, along with the last installment. The loan is secured by first priority mortgages on the vessels Star Aquarius and Star Pisces.

(ii) Nordea $50,000 Facility:

On July 10, 2023,the Company entered into a loan agreement with Nordea Bank Abp for a loan amount of up to $50,000 (the “Nordea $50,000 Facility”). The facility amount was drawn on July 12, 2023 and was used to replenish the funds used in May 2023 to prepay the aggregate outstanding loan amount of $42,308 under the DSF $55,000 Facility (as discussed below) of the vessels Star Eleni and Star Leo. The Nordea $50,000 Facility was drawn in two equal tranches, each repayable in 20 equal consecutive quarterly installments of $545 and $528, respectively and a balloon payment of $14,100 and $14,440, respectively, due in July 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Eleni and Star Leo.

(iii) ESUN $140,000 Facility:

On September 26, 2023,the Company entered into a syndicated loan facility with E.SUN commercial Bank Ltd. as agent for an amount of $140,000 (the “ESUN $140,000 Facility”). The facility amount of $140,000 was drawn on October 4, 2023 and was used to replenish the funds used in September 2023 to prepay the aggregate outstanding lease amounts of $140,239 under the lease agreements with SPDFL and ICBC (Note 7). The ESUN $140,000 Facility is repayable in 28 equal consecutive quarterly installments of $3,825 and a balloon payment of $32,900, due in October 2030, along with the last installment. The loan is secured by first priority mortgages on the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj.

(iv) Increased financing by $15,000 and $62,000 - ING Facility:

On September 20, 2023, the Company entered into a fifth amended and restated agreement relating to an original facility agreement with ING Bank N.V., London Branch (ING) dated September 28, 2018, in order to increase the financing by $15,000 and to include the ship owning company of the vessel Star Lutas as additional borrower. The additional financing amount of $15,000 which was drawn in September 2023 and was used to prepay the outstanding lease amount of $12,332 under the lease agreement of the vessel Star Lutas (Note 7), is repayable in 20 quarterly installments of $405 and a balloon payment of $6,892, payable together with the last installment due in September 2028. On November 23, 2023, the Company entered into a sixth amended and restated agreement in order to increase the financing by up to $125,000. In November 2023, an amount of $62,000 was drawn which was used to finance part of the Second Oaktree Share Repurchase (as defined below) (Note 9). In December 2023, an amount of $3,500 was prepaid and the remaining outstanding loan amount is repayable in one balloon payment due in November 2024.

8.       Long-term bank loans – (continued):

New Financing Activities during the year ended December 31, 2023 – (continued)

(iv) Increased financing by $15,000 and $62,000 - ING Facility – (continued):

Under the ING Facility, the following financing amounts have also been drawn: i) in October 2018, two tranches of $22,500 each, which are repayable in 28 equal consecutive quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment, which were used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan, ii) in July 2019, two tranches of $1,400 each, which were used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan, fully amortized in 2023 iii) in March 2019 and April 2019 two tranches of $32,100 and $17,400, respectively, which are repayable in 28 equal consecutive quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700 respectively, both due in seven years after the drawdown date,which were used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia, iv) in May 2019 and November 2019, two tranches of $1,400 each, which were used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia, fully amortized in 2023, v) in July 2020, six tranches of a total amount of $70,000, which are repayable in 24 equal consecutive quarterly principal payments and were used to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona, vi) in August 2021, two tranches of $20,000 each, which are repayable in 20 equal consecutive quarterly principal payments of $294 plus a balloon payment of $14,118 due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina. In March 2023, the Company prepaid an amount of $18,236 corresponding to the outstanding loan amount of the vessel Star Pavlina following the developments around the said vessel discussed in Note 5 and vii) in June 2022, nine tranches ranging from $9,895 to $12,368 which are repayable in 20 equal quarterly principal payments ranging from $261 to $412 plus a balloon payment ranging from $1,649 to $6,892 due five years after their drawdown, which were used in order to refinance the outstanding amounts under the then existing lease agreements of the vessels acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus. In November 2023, an amount of $9,139 was prepaid in connection with the sale of the vessel Star Athena (Note 5). As of December 31, 2023, the ING Facility is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Bovarius, Star Lambada, Star Macarena and Star Lutas.

(v) CTBC $50,000 Facility:

On November 23, 2023, the Company entered into a loan agreement with CTBC Bank Co., Ltd (“CTBC”) for a loan amount of up to $50,000 (the “CTBC $50,000 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the outstanding loan amount of i) $22,590 under the CTBC Facility of the vessel Star Karlie (as discussed below) and ii) $25,970 under the E-.SUN Facility of the vessel Star Ariadne (as discussed below). The CTBC $50,000 Facility was drawn in two tranches of $24,000 and $26,000, respectively. Each tranche is repayable in 20 equal consecutive quarterly installments of $540 and $585, respectively and balloon payments of $13,200 and $14,300, respectively, due in November 2028, along with the last installments. The loan is secured by first priority mortgages on the vessels Star Karlie and Star Ariadne.

(vi) NBG $151,085 Facility:

On November 28, 2023, the Company entered into a loan agreement with the National Bank of Greece (“NBG”) for a loan amount of up to $151,085 (the “NBG $151,085 Facility”). The facility amount was drawn on November 29, 2023 and was used to refinance the outstanding loan amount of $81,085 under the NBG $125,000 Facility (described below) and the remaining amount was used to partially finance the Second Oaktree Share Repurchase (as defined below) (Note 9). The NBG $151,085 Facility is repayable in 12 consecutive quarterly installments, of which the first four amount to $5,600 and the remaining eight amount to $7,600, and a balloon payment of $67,885 due in November 2026, along with the last installment. The loan is secured by first priority mortgages on the vessels previously under the NBG $125,000 Facility and additionally on the vessels Star Omicron, Kymopolia, Pendulum, Star Emily, Strange Attractor, Star Iris and Diva.